Shareholders' Equity - Narrative (Details)			3 Months Ended		9 Months Ended
	May 20, 2026 USD ($) shares	Mar. 26, 2026 shares	Sep. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Sep. 30, 2026 USD ($) class vote shares	May 31, 2026 USD ($)	Mar. 30, 2026 shares	Mar. 25, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Number of classes of common shares | class					2
Sale of stock, consideration received on transaction | $				$ 1,264,000
Derivative, loss | $			$ 0		$ (1,661,000)
Earnout shares (in shares)		1,100,000			1,100,000
Class of warrant or right, outstanding (in shares)		677,934					517,527
SFTrust Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)		519,974						46,082	46,082	34,000
SVS Warrants (previously RBC Warrants)
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)		157,960
SATM Facility
Class of Stock [Line Items]
Derivative, loss | $					$ (1,661,000)
Common Class A
Class of Stock [Line Items]
Common stock, number of votes | vote					10
Common Class B
Class of Stock [Line Items]
Common stock, number of votes | vote					1
Common stock, convertible, conversion ratio					1
Xanadu Class A Multiple Voting Shares | Conversion of Earn-Out Shares | Common Stock
Class of Stock [Line Items]
Issuance of shares in conversion (in shares)					139,768,630
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Class of Stock [Line Items]
Common stock, convertible, conversion ratio					1
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	30,000,000
Sale of stock, consideration received on transaction | $	$ 300,000,000
Sale of stock, maximum amount issuable | $	$ 100,000,000
Proceeds from notes payable | $					$ 67,154,000
Earnout shares (in shares)					5,467,524
Derivative liability, contingent consideration, remaining shares available for issuance (in shares)			232,846,000		232,846,000
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement | Maximum
Class of Stock [Line Items]
Derivative liability, contingent consideration, remaining shares available for issuance (in shares)			24,532,476		24,532,476
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement | SATM Facility
Class of Stock [Line Items]
Derivative asset | $			$ 1,104,000		$ 1,104,000	$ 1,350,000
Derivative, loss | $			$ 0		$ (1,907,000)
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement | SATM Facility
Class of Stock [Line Items]
Equity line of credit facility expiration period	36 months
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement | Private Placement
Class of Stock [Line Items]
Equity line of credit facility expiration period	3 years
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Conversion of Earn-Out Shares | Common Stock
Class of Stock [Line Items]
Issuance of shares in conversion (in shares)					139,768,630